Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital amount		Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 643		$ 135,730	$ (2,612)	$ (55,281)	$ 78,480
Balance (in Shares) at Dec. 31, 2018	13,699,727
Share-based compensation and RSUs			2,228			2,228
Exercise of options into Ordinary Shares		[1]	16			16
Exercise of options into Ordinary Shares (in Shares)	2,250
RSUs vested	$ 5		(5)
RSUs vested (in Shares)	84,176
Net loss					(6,832)	(6,832)
Other comprehensive income/loss				(22)		(22)
Balance at Dec. 31, 2019	$ 648		137,969	(2,634)	(62,113)	73,870
Balance (in Shares) at Dec. 31, 2019	13,786,153
Share-based compensation and RSUs			2,169			2,169
RSUs vested	$ 9		(9)
RSUs vested (in Shares)	145,303
Net loss					(3,992)	(3,992)
Other comprehensive income/loss				(28)		(28)
Balance at Dec. 31, 2020	$ 657		140,129	(2,662)	(66,105)	72,019
Balance (in Shares) at Dec. 31, 2020	13,931,456
Share-based compensation and RSUs			3,356			3,356
RSUs vested	$ 12		(12)
RSUs vested (in Shares)	223,730
Net loss					(5,263)	(5,263)
Other comprehensive income/loss				42		42
Balance at Dec. 31, 2021	$ 669		$ 143,473	$ (2,620)	$ (71,368)	$ 70,154
Balance (in Shares) at Dec. 31, 2021	14,155,186

[1]	Represents an amount lower than $1.